DESCRIPTION OF BUSINESS AND ORGANIZATION (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 HKD ($) subsidiary item	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Equity method investment, ownership percentage	100.00%	100.00%	100.00%
Number of exchanges | item	3
Number of subsidiaries, comprehensive members of Tianjing or Guangdong Exchanges | subsidiary	6
Bei Xun
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 40,000
Controlling interest, percentage of ownership held	100.00%
Ran Yu
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			20,000
Controlling interest, percentage of ownership held	100.00%
Hong Feng
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			2,600
Controlling interest, percentage of ownership held	100.00%
Shun Fu Hui
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Hua Shu Tong Jin
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			30
Controlling interest, percentage of ownership held	100.00%
Bo Zhong
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			35,000
Controlling interest, percentage of ownership held	94.00%
Sina Shi Jin
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			200,000
Controlling interest, percentage of ownership held	51.00%
Hou Zhan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Yuan Shi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			2,400
Controlling interest, percentage of ownership held	100.00%
Chun Da
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 10,000
Controlling interest, percentage of ownership held	100.00%
Fu Dong
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10,000
Controlling interest, percentage of ownership held	100.00%
Xin Hui Tong
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			5,000
Controlling interest, percentage of ownership held	99.50%
Shanghai Yin Sai Computer Technology Co., Ltd. (formerly known as Shanghai Yin Tian Xia Technology Co., Ltd.)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			5,000
Controlling interest, percentage of ownership held	100.00%
Shanghai Rong Qi Financial and Information Service Co., Ltd.) (formerly known as Shanghai Yin Tian Xia Financial and Information Service Co., Ltd.)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			5,000
Controlling interest, percentage of ownership held	100.00%
Yintech Enterprise Co., Ltd. (formerly known as Win Yin Gold Investment Co., Ltd. (BVI))
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		1
Controlling interest, percentage of ownership held	100.00%
Yintech Enterprise (HK) Investment Co., Ltd. (formerly known as Win Yin (HK) Gold Investment Co., Ltd.)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 1
Controlling interest, percentage of ownership held	100.00%
Shanghai Chun Xin Information Technology Co., Ltd. (formerly known as Shanghai Zu Ding Culture Communication Co., Ltd.)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			1,000
Controlling interest, percentage of ownership held	100.00%
Shanghai Yintech Investment Group Co., Ltd. (formerly known as Shanghai Yin Tian Xia Investment Management (Group) Co., Ltd.)
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		30,000
Controlling interest, percentage of ownership held	100.00%
Yintech Frontier Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		1
Controlling interest, percentage of ownership held	100.00%
Yintech Elements Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		1
Controlling interest, percentage of ownership held	100.00%
Shanghai Jin Dou Information Technology Co., Ltd. ("Jin Dou")
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10,000
Controlling interest, percentage of ownership held	100.00%
Yintech Elements (HK) Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 1
Controlling interest, percentage of ownership held	100.00%
Yintech Frontier (HK) Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 1
Controlling interest, percentage of ownership held	100.00%
Jin Huan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			9,950
Controlling interest, percentage of ownership held	100.00%
Jin Yi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10,000
Controlling interest, percentage of ownership held	100.00%
Yi Shi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10,000
Controlling interest, percentage of ownership held	100.00%
Yintech Ventures Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		1
Controlling interest, percentage of ownership held	100.00%
Yin He You
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			5,000
Controlling interest, percentage of ownership held	100.00%
Yintech Gold Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Yintech Ventures (HK) Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 1
Controlling interest, percentage of ownership held	100.00%
Li Xian
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Xie Luo
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Gold Master HK
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		3,000
Controlling interest, percentage of ownership held	100.00%
Ming Qin
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Gold Master
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			84,000
Controlling interest, percentage of ownership held	100.00%
Gold Master Network
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10,000
Controlling interest, percentage of ownership held	100.00%
Xi Ben
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Yintech Innovation Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Yintech Financial Holdings Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		1
Controlling interest, percentage of ownership held	100.00%
Yintech Innovation Labs, LLC
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		500
Controlling interest, percentage of ownership held	100.00%
Die Xiao
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			1,850
Controlling interest, percentage of ownership held	100.00%
Hai Fan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Hao Ken
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			200
Controlling interest, percentage of ownership held	100.00%
Qian Cheng
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			1,000
Controlling interest, percentage of ownership held	100.00%
Qian Lin
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10
Controlling interest, percentage of ownership held	100.00%
Qian Jing
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			1,000
Controlling interest, percentage of ownership held	100.00%
Qian Xi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			60
Controlling interest, percentage of ownership held	100.00%
Qian Dian
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			1,000
Controlling interest, percentage of ownership held	100.00%
Qian Du
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			660
Controlling interest, percentage of ownership held	100.00%
Qian Shi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Xu Fan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10
Controlling interest, percentage of ownership held	100.00%
Xu Xing
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10
Controlling interest, percentage of ownership held	100.00%
Xu Mu
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			1,000
Controlling interest, percentage of ownership held	100.00%
Yun Zhong
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			1,000
Controlling interest, percentage of ownership held	100.00%
Miao Huan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			510
Controlling interest, percentage of ownership held	100.00%
Qian Fan
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			190
Controlling interest, percentage of ownership held	100.00%
Qian Bang
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			10
Controlling interest, percentage of ownership held	100.00%
Forthright International Holdings Limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		1
Controlling interest, percentage of ownership held	100.00%
Forthright International Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Forthright Financial Holdings Co., Ltd
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 80,000
Controlling interest, percentage of ownership held	100.00%
Forthright Securities Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 200,000
Controlling interest, percentage of ownership held	100.00%
Forthright Management Services Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 10
Controlling interest, percentage of ownership held	100.00%
Forthright Asset Management Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 15,000
Controlling interest, percentage of ownership held	100.00%
Forthright Finance Co., Ltd.
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 500
Controlling interest, percentage of ownership held	100.00%
Fan Di
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 20,000
Controlling interest, percentage of ownership held	100.00%
Zai Bi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			20
Controlling interest, percentage of ownership held	100.00%
Qian Lian
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			20
Controlling interest, percentage of ownership held	100.00%
Zai Ning
DESCRIPTION OF BUSINESS AND ORGANIZATION
Controlling interest, percentage of ownership held	100.00%
Jin Shou Zhi
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			530
Controlling interest, percentage of ownership held	100.00%
Hao Miao
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital			¥ 350
Controlling interest, percentage of ownership held	100.00%
OTS Capital Management (Cayman) limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		100
Controlling interest, percentage of ownership held	100.00%
OTS Capital Management limited
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $	$ 1,240
Controlling interest, percentage of ownership held	100.00%
Fei Xiu
DESCRIPTION OF BUSINESS AND ORGANIZATION
Paid up capital | $		$ 200
Controlling interest, percentage of ownership held	100.00%
Chen Wenbin
DESCRIPTION OF BUSINESS AND ORGANIZATION
Equity method investment, ownership percentage	40.00%	40.00%	40.00%
Yan Ming
DESCRIPTION OF BUSINESS AND ORGANIZATION
Equity method investment, ownership percentage	30.00%	30.00%	30.00%
Chen Ningfeng
DESCRIPTION OF BUSINESS AND ORGANIZATION
Equity method investment, ownership percentage	30.00%	30.00%	30.00%